Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Bridge Builder Trust
Prospectus Date	rr_ProspectusDate	Oct. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Value Fund

Supplement dated May 11, 2020
to the Prospectus dated October 28, 2019, as supplemented, and to the Summary Prospectus dated October 28, 2019, as supplemented

This supplement provides new and additional information beyond that contained in the
Prospectus and Summary Prospectus and should be read
in conjunction with the Prospectus and Summary Prospectus.

Effective as of the close of business on May 11, 2020 (the “Effective Date”), Advisory Research, Inc., (“Advisory Research”) will be terminated as a sub-adviser to the Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”). Following the Effective Date, BlackRock Investment Management, LLC; Boston Partners Global Investors, Inc.; Diamond Hill Capital Management, Inc.; LSV Asset Management; Massachusetts Financial Services Company (d/b/a MFS Investment Management); Silvercrest Asset Management Group, LLC; and Vaughan Nelson Investment Management, L.P., will continue as subadvisers to the Small/Mid Cap Value Fund. The Adviser may adjust allocations to the sub-advisers or make recommendations to the Board with respect to the hiring, termination, or replacement of the sub-advisers at any time.

Accordingly, as of the Effective Date, the following changes will become effective for the Prospectus and Summary Prospectus.

1.    The fourth paragraph under the sub-section of the Prospectus entitled “Principal Investment Strategies,” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund,” and the fourth paragraph under the corresponding sub-section of the Summary Prospectus are hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser may allocate Fund assets for each investment strategy to the following Sub-advisers: BlackRock Investment Management, LLC (“BlackRock”); Boston Partners Global Investors, Inc. (“Boston Partners”); Diamond Hill Capital Management, Inc. (“Diamond Hill”); LSV Asset Management (“LSV”); Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”); Silvercrest Asset Management Group LLC (“Silvercrest”); and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). The Adviser may adjust allocations to the Sub-advisers or make recommendations to the Board with respect to the hiring, termination, or replacement of the Sub-advisers at any time. Below is a summary of each Sub-adviser’s principal investment strategies.

2. The sub-section of the Prospectus entitled “Advisory Research’s Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund – Principal Investment Strategies” and the corresponding sub-section of the Summary Prospectus are hereby deleted.
Bridge Builder Small/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Value Fund

Supplement dated May 11, 2020
to the Prospectus dated October 28, 2019, as supplemented, and to the Summary Prospectus dated October 28, 2019, as supplemented

This supplement provides new and additional information beyond that contained in the
Prospectus and Summary Prospectus and should be read
in conjunction with the Prospectus and Summary Prospectus.

Effective as of the close of business on May 11, 2020 (the “Effective Date”), Advisory Research, Inc., (“Advisory Research”) will be terminated as a sub-adviser to the Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”). Following the Effective Date, BlackRock Investment Management, LLC; Boston Partners Global Investors, Inc.; Diamond Hill Capital Management, Inc.; LSV Asset Management; Massachusetts Financial Services Company (d/b/a MFS Investment Management); Silvercrest Asset Management Group, LLC; and Vaughan Nelson Investment Management, L.P., will continue as subadvisers to the Small/Mid Cap Value Fund. The Adviser may adjust allocations to the sub-advisers or make recommendations to the Board with respect to the hiring, termination, or replacement of the sub-advisers at any time.

Accordingly, as of the Effective Date, the following changes will become effective for the Prospectus and Summary Prospectus.

1.    The fourth paragraph under the sub-section of the Prospectus entitled “Principal Investment Strategies,” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund,” and the fourth paragraph under the corresponding sub-section of the Summary Prospectus are hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser may allocate Fund assets for each investment strategy to the following Sub-advisers: BlackRock Investment Management, LLC (“BlackRock”); Boston Partners Global Investors, Inc. (“Boston Partners”); Diamond Hill Capital Management, Inc. (“Diamond Hill”); LSV Asset Management (“LSV”); Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”); Silvercrest Asset Management Group LLC (“Silvercrest”); and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). The Adviser may adjust allocations to the Sub-advisers or make recommendations to the Board with respect to the hiring, termination, or replacement of the Sub-advisers at any time. Below is a summary of each Sub-adviser’s principal investment strategies.

2. The sub-section of the Prospectus entitled “Advisory Research’s Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund – Principal Investment Strategies” and the corresponding sub-section of the Summary Prospectus are hereby deleted.